MINERAL PROPERTIES, PLANT AND EQUIPMENT - Schedule of Information About In Property Plant And Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	May 13, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of property plant and equipment [line items]
Beginning balance		$ 5,564,713
Reclassified to liabilities relating to assets held for sale		(54,644)
Ending balance		7,910,329	$ 5,564,713
Greenstone
Disclosure of property plant and equipment [line items]
Proportion of ownership interest in joint operation by unconsolidated entity	40.00%
Cost
Disclosure of property plant and equipment [line items]
Beginning balance		6,486,517	3,986,969
Remeasurement of previously held interest in the Greenstone Mine			669,027
Acquired in Greenstone Acquisition		2,925,832	1,452,102
Depreciation and depletion / Additions		753,921	523,690
Transfers		0	0
Disposals		(131,867)	(52,820)
Change in reclamation and closure cost asset		70,838	16,161
Foreign currency translation			(108,612)
Reclassified to liabilities relating to assets held for sale		(1,354,931)
Ending balance		8,750,310	6,486,517
Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance		(921,804)	(761,756)
Remeasurement of previously held interest in the Greenstone Mine			(14,699)
Depreciation and depletion / Additions		(599,805)	(216,454)
Disposals			40,895
Foreign currency translation		51,803	812
Reclassified to liabilities relating to assets held for sale		629,825
Ending balance		(839,981)	(921,804)
Mineral properties
Disclosure of property plant and equipment [line items]
Beginning balance		3,775,353
Ending balance		5,552,714	3,775,353
Non-cash depreciation additions		22,700	5,800
Mineral properties | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		4,330,703	2,217,943
Remeasurement of previously held interest in the Greenstone Mine			684,254
Acquired in Greenstone Acquisition		2,020,450	890,390
Depreciation and depletion / Additions		257,661	135,442
Transfers		272,823	436,969
Disposals		(55,920)
Change in reclamation and closure cost asset		70,838	16,161
Foreign currency translation			(50,456)
Reclassified to liabilities relating to assets held for sale		(765,258)
Ending balance		6,131,297	4,330,703
Mineral properties | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance		(555,350)	(457,780)
Depreciation and depletion / Additions		(360,944)	(97,570)
Foreign currency translation		3,624
Reclassified to liabilities relating to assets held for sale		334,087
Ending balance		(578,583)	(555,350)
Plant and equipment
Disclosure of property plant and equipment [line items]
Beginning balance		1,519,929
Ending balance		2,274,629	1,519,929
Non-cash right-of-use asset additions		48,400	52,700
Plant and equipment | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		1,886,383	971,885
Remeasurement of previously held interest in the Greenstone Mine			(15,227)
Acquired in Greenstone Acquisition		274,972	76,013
Depreciation and depletion / Additions		293,901	102,829
Transfers		729,148	818,419
Disposals		(75,947)	(52,820)
Foreign currency translation			(14,716)
Reclassified to liabilities relating to assets held for sale		(572,430)
Ending balance		2,536,027	1,886,383
Plant and equipment | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance		(366,454)	(303,976)
Remeasurement of previously held interest in the Greenstone Mine			14,699
Depreciation and depletion / Additions		(238,861)	(118,884)
Disposals			40,895
Foreign currency translation		48,179	812
Reclassified to liabilities relating to assets held for sale		295,738
Ending balance		(261,398)	(366,454)
Construction in progress
Disclosure of property plant and equipment [line items]
Beginning balance		212,260
Ending balance		39,565	212,260
Non-cash depreciation additions		7,000	1,800
Non-cash borrowing cost additions		19,100	84,100
Construction in progress | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		212,260	746,138
Acquired in Greenstone Acquisition		630,410	479,937
Depreciation and depletion / Additions		202,359	285,419
Transfers		(1,001,971)	(1,255,388)
Foreign currency translation			(43,846)
Reclassified to liabilities relating to assets held for sale		(3,493)
Ending balance		39,565	212,260
Exploration and evaluation assets
Disclosure of property plant and equipment [line items]
Beginning balance		57,171
Ending balance		43,421	57,171
Exploration and evaluation assets | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		57,171	51,003
Acquired in Greenstone Acquisition		0	5,762
Depreciation and depletion / Additions		0
Disposals		0
Foreign currency translation			406
Reclassified to liabilities relating to assets held for sale		(13,750)
Ending balance		$ 43,421	$ 57,171